FORWARD SHARE PURCHASE AGREEMENTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 09, 2022	Jun. 30, 2022	Dec. 31, 2022	Jun. 09, 2022
Forward Share Purchase Agreements
Shares issued price per share	$ 10.80		$ 10.80	$ 0.001
Escrow cash			$ 16,200,000
Stock Repurchased During Period, Shares	1,179,722
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 10.80
Share Price	$ 11.43
Net gain within change in fair value of derivative liability			$ 4,685,000
Gain (loss) on settlement	$ 5,087,000	$ 402,000